Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000178763 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Financial Industries Fund (Class R6/JFDRX)
Accumulated Value	$ 1,000,000		$ 989,902.46	$ 1,317,168.984606	$ 1,285,278.505795	$ 1,413,707.184285	$ 1,275,619.390817	$ 2,024,541.772944	$ 1,782,224.064459	$ 1,552,400.300896	$ 2,263,598.206229	$ 2,443,154.602725
C000173131 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Financial Industries Fund (Class I/JFIFX)
Accumulated Value	250,000		247,622.515	330,172.677972	321,694.593094	353,459.804544	318,391.427885	505,067.088875	444,218.818201	386,455.139572	562,525.465348	606,903.594332
C000001811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Financial Industries Fund (Class C/FIDCX)
Accumulated Value	10,000		9,835.0274	12,974.276779	12,524.89895	13,621.044665	12,146.973032	19,072.382764	16,616.078434	14,306.494211	20,631.361538	22,024.930992
C000001809 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Financial Industries Fund (Class A/FIDAX)
Accumulated Value	9,500		9,404.07337	12,501.267036	12,154.206486	13,314.398663	11,974.451961	18,940.997838	16,605.683799	14,417.960182	20,945.93676	22,523.621163
C000001813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Regional Bank Fund (Class A/FRBAX)
Accumulated Value	9,500		10,647.69804	14,369.62144	14,015.893091	14,361.453113	11,023.447135	19,630.243356	18,100.368388	12,888.510485	19,800.987527	20,940.582476
C000001815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Regional Bank Fund (Class C/FRBCX)
Accumulated Value	10,000		11,131.4061	14,914.727923	14,445.715809	14,706.78933	11,198.970501	19,812.455177	18,136.583786	12,822.132542	19,549.229119	20,525.267782
C000173132 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Regional Bank Fund (Class I/JRBFX)
Accumulated Value	250,000		280,275.765	379,507.480878	371,246.12674	381,549.216546	293,579.122345	524,552.778686	485,083.040903	346,283.921414	533,268.547251	565,615.82809
C000178764 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Regional Bank Fund (Class R6/JRGRX)
Accumulated Value	1,000,000		1,120,810.32	1,513,542.794117	1,482,569.699784	1,525,477.401796	1,174,799.482054	2,101,232.573204	1,945,204.014581	1,390,221.241836	2,143,840.880764	2,275,659.525137
Standard And Poor s 500 C000173131 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		261,272.6775	323,017.543263	346,747.177543	396,422.857822	434,917.495467	621,557.824203	530,741.674867	584,573.783925	806,811.631944	979,892.590698
Standard And Poor s 500 C000178763 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,045,090.71	1,292,070.173052	1,386,988.710171	1,585,691.431288	1,739,669.981866	2,486,231.296809	2,122,966.699467	2,338,295.135698	3,227,246.527775	3,919,570.362792
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,450.9071	12,920.701731	13,869.887102	15,856.914313	17,396.699819	24,862.312969	21,229.666995	23,382.951357	32,272.465278	39,195.703628
S And P 500 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Financials Index
Accumulated Value	10,000		10,345.0244	14,179.050584	14,267.977477	15,940.252638	13,605.722938	23,421.155689	20,130.453336	19,589.623141	28,670.192546	32,756.406578
S And P 500 Financials C000173131 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		258,625.61	354,476.26459	356,699.436923	398,506.315954	340,143.073451	585,528.892217	503,261.333384	489,740.578521	716,754.813648	818,910.164447
S And P 500 Financials C000178763 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,034,502.44	1,417,905.058362	1,426,797.747696	1,594,025.263819	1,360,572.293806	2,342,115.568872	2,013,045.333538	1,958,962.314085	2,867,019.254595	3,275,640.657793
S And P Regional Banks Select Industry Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Regional Banks Select Industry Index
Accumulated Value	10,000		10,465.9722	13,906.81912	13,407.826596	13,739.815645	10,899.870358	19,322.899846	17,880.525369	11,493.216203	17,696.36393	18,554.504504
S And P Regional Banks Select Industry C000178764 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,046,597.22	1,390,681.912023	1,340,782.659642	1,373,981.564552	1,089,987.035879	1,932,289.984771	1,788,052.537088	1,149,321.620427	1,769,636.393188	1,855,450.450592
S And P Regional Banks Select Industry C000173132 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 250,000		$ 261,649.305	$ 347,670.478006	$ 335,195.664911	$ 343,495.391139	$ 272,496.758971	$ 483,072.496195	$ 447,013.134274	$ 287,330.405108	$ 442,409.098299	$ 463,862.61265